Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Of Financial Instruments Tables
Fair Value of Financial Instruments
	Total	(Level 1)	(Level 2)	(Level 3)

Assets	$-	$-	$-	$-
Total assets measured at fair value	$-	$-	$-	$-
Liabilities
Derivative Liability	$216,223	$-	$-	$216,223
Total liabilities measured at fair value	$216,223	$-	$-	$216,223

	Total	(Level 1)	(Level 2)	(Level 3)

Assets	$-	$-	$-	$-
Total assets measured at fair value	$-	$-	$-	$-

Liabilities

Derivative Liability	$268,403	$-	$-	$268,403
Total liabilities measured at fair value	$268,403	$-	$-	$268,403

Fair value of the derivative liability
Risk free interest rate	0.46%
Stock volatility factor	37.06%
Months to Maturity	18 Months
Expected dividend yield	None

For recurring fair value measurements
Beginning balance as of January 1, 2014	$268,403
Fair value of derivative liabilities issued	0
Net Loss/Gain on change in derivative liability	(52,180)
Ending balance as of June 30, 2015	$216,223